Expense Example - Neuberger Berman Quality Select ETF - Neuberger Berman Quality Select ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	$ 169